Wilshire International Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 79.2%	Shares	Value
Australia - 1.7%
Accent Group Ltd.	50,528	$83,331
AGL Energy Ltd.	15,977	130,605
Atlassian Corp. - Class A (a)	5,124	813,742
BHP Group Ltd.	5,289	164,450
Centuria Capital Group	18,170	26,366
Cochlear Ltd.	1,125	219,974
Computershare Ltd.	8,333	145,466
CSL Ltd.	157	31,141
Emeco Holdings Ltd. (a)	57,028	30,030
Inghams Group Ltd.	25,990	52,973
Insurance Australia Group Ltd.	50,536	257,691
Jumbo Interactive Ltd.	1,924	18,287
Mader Group Ltd.	6,327	21,683
Medibank Pvt Ltd.	70,498	178,351
Monadelphous Group Ltd.	20,915	187,236
Netwealth Group Ltd.	5,757	99,463
Northern Star Resources Ltd.	21,540	235,700
NRW Holdings Ltd.	27,704	68,797
OceanaGold Corp.	17,869	50,603
Perenti Ltd.	187,542	141,058
Perseus Mining Ltd.	114,133	203,241
Pro Medicus Ltd.	1,301	160,851
Ramelius Resources Ltd.	68,055	102,131
REA Group Ltd.	838	116,979
Regis Healthcare Ltd.	7,624	32,694
Seven Group Holdings Ltd.	1,190	35,367
Technology One Ltd.	14,855	245,749
Wesfarmers Ltd.	923	44,906
Westgold Resources Ltd.	34,600	63,393
WiseTech Global Ltd.	52	4,955
Yancoal Australia Ltd.	7,717	32,707
		3,999,920

Austria - 0.2%
ANDRITZ AG	1,457	103,511
Erste Group Bank AG	2,055	112,750
Kontron AG	2,128	38,028
Porr Ag	6,295	95,350
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,186	172,600
		522,239

Belgium - 0.2%
Colruyt Group N.V	2,529	117,730
Fagron	1,080	22,366
Melexis NV	1,442	119,016
Solvay SA	927	36,345
Titan Cement International SA	3,783	150,289
X-Fab Silicon Foundries SE (a)(b)	3,818	21,581
		467,327

Bermuda - 0.7%
Arch Capital Group Ltd. (a)	15,378	1,720,491

Brazil - 1.7%
Ambev SA	398,000	959,256
B3 Sa - Brasil Bolsa Balcao	170,700	336,531
Banco do Brasil SA	120,200	601,916
BB Seguridade Participacoes SA	8,000	52,455
Cia De Sanena Do Parana	23,400	127,272
CPFL Energia SA	8,300	51,878
Cury Construtora e Incorporadora SA	12,900	53,256
Klabin SA	22,220	86,144
Marcopolo SA	72,800	82,720
NU Holdings Ltd. - Class A (a)	97,922	1,336,635
Rumo SA	1,600	5,897
TIM SA	30,400	104,799
TOTVS SA	13,500	71,023
Vibra Energia SA	12,200	52,247
		3,922,029

Britain - 0.0%(c)
Admiral Group PLC	1,444	53,859

Canada - 4.6%
ADENTRA, Inc.	1,566	49,106
AGF Management Ltd. - Class B	5,091	34,443
Alamos Gold, Inc. - Class A	6,294	125,419
AltaGas Ltd.	500	12,378
Athabasca Oil Corp. (a)	5,147	18,267
Barrick Gold Corp.	6,000	119,339
Bird Construction, Inc.	3,311	59,123
Bombardier, Inc. - Class B (a)	468	35,611
Brookfield Asset Management Ltd. - Class A	2,200	104,010
Brookfield Corp.	3,600	191,200
Calibre Mining Corp. (a)	40,300	77,772
Canadian Imperial Bank of Commerce	700	42,923
Canadian Natural Resources Ltd.	32,064	1,064,730
Canadian Pacific Kansas City Ltd.	19,466	1,665,122
Canadian Utilities Ltd. - Class A	4,400	116,795
CCL Industries, Inc. - Class B	4,800	292,625
Celestica, Inc. (a)	402	20,551
Cenovus Energy, Inc.	7,900	132,129
CES Energy Solutions Corp.	7,502	41,491
CI Financial Corp.	17,900	243,661
Cogeco, Inc.	2,507	110,887
Colliers International Group, Inc.	542	82,255
Definity Financial Corp.	3,679	148,281
Descartes Systems Group, Inc. (a)	500	51,451
Docebo, Inc. (a)	734	32,389
Dollarama, Inc.	2,900	297,065
Dundee Precious Metals, Inc.	17,724	179,540
Enbridge, Inc.	2,500	101,556
Fairfax Financial Holdings Ltd.	74	93,436
First Quantum Minerals Ltd. (a)	2,100	28,632
Fortuna Mining Corp. (a)	7,994	37,179
George Weston Ltd.	350	58,745
iA Financial Corp., Inc.	3,947	327,153
IAMGOLD Corp. (a)	17,109	89,691
IGM Financial, Inc.	3,000	90,014
Kinross Gold Corp.	19,100	178,932
Magna International, Inc.	17,345	711,524
Magna International, Inc.	5,495	225,515
MDA Space Ltd. (a)	3,290	42,279
MEG Energy Corp.	3,020	56,740
New Gold, Inc. (a)	20,913	60,615
Obsidian Energy Ltd. (a)	7,113	39,498
Onex Corp.	1,100	77,048
Parkland Corp. (a)	2,900	74,749
Precision Drilling Corp. (a)	426	26,235
Propel Holdings, Inc.	1,270	26,697
Quebecor, Inc. - Class B	2,000	52,216
Rogers Sugar, Inc.	14,831	62,397
Royal Bank of Canada	600	74,886
Shopify, Inc. - Class A (a)	4,300	344,490
Sienna Senior Living, Inc.	14,164	175,944
Silvercorp Metals, Inc.	11,339	49,382
SilverCrest Metals, Inc. (a)	4,966	46,082
Sun Life Financial, Inc.	900	52,205
Suncor Energy, Inc.	1,000	36,911
TMX Group Ltd.	5,300	166,119
Torex Gold Resources, Inc. (a)	2,559	48,836
Toronto-Dominion Bank	3,500	221,317
Transcontinental, Inc. - Class A	5,653	75,111
Vermilion Energy, Inc.	2,815	27,475
Waste Connections, Inc.	6,056	1,082,934
Winpak Ltd.	814	28,595
WSP Global, Inc.	1,600	284,260
		10,523,961

Chile - 0.0%(c)
Empresa Nacional de Telecomunicaciones SA	6,177	21,630
Enel Chile SA	32,107	1,767
		23,397

China - 3.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	4,800	12,252
Alibaba Group Holding Ltd.	138,548	1,841,533
Aluminum Corp. of China Ltd. - Class H	38,000	29,712
ANE Cayman, Inc. (a)	65,000	69,367
Atour Lifestyle Holdings Ltd. - ADR	1,256	32,581
Baidu, Inc. - ADR (a)	3,345	352,195
Baidu, Inc. - Class A (a)	15,550	204,874
Bank of Beijing Co. Ltd.	44,700	37,211
Bank of Ningbo Co. Ltd. - Class A	2,100	7,695
Beijing Jingneng Clean Energy Co. Ltd.	98,000	25,540
Beijing New Building Materials PLC - Class A	2,600	12,225
Bilibili, Inc. - Class Z (a)	100	2,351
Binjiang Service Group Co. Ltd.	8,500	22,021
BOE Technology Group Co. Ltd. - Class A	23,100	14,727
BYD Co. Ltd. - Class H	3,000	107,748
Chaoju Eye Care Holdings Ltd.	37,500	16,698
China CITIC Bank Corp. Ltd. - Class H	8,000	5,062
China CSSC Holdings Ltd. - Class A	6,200	36,925
China Merchants Bank Co. Ltd. - Class H	107,500	523,018
China Yangtze Power Co. Ltd. - Class A	14,200	60,822
CIMC Enric Holdings Ltd.	22,000	19,238
CMOC Group Ltd. - Class A	37,400	46,569
CMOC Group Ltd. - Class H	36,000	35,451
COSCO SHIPPING Holdings Co. Ltd. - Class H	8,000	13,271
Datang International Power Generation Co. Ltd. - Class A	26,100	10,964
Dong-E-E-Jiao Co. Ltd. - Class A	1,300	11,433
Dongyue Group Ltd.	69,000	67,884
E-Commodities Holdings Ltd.	132,000	26,114
FinVolution Group - ADR	8,299	51,288
First Tractor Co. Ltd. - Class H	70,000	75,589
Fufeng Group Ltd.	111,000	68,825
GF Securities Co. Ltd. - Class H	173,600	240,620
Greentown Management Holdings Co. Ltd. (b)	49,000	23,374
Haier Smart Home Co. Ltd. - Class H	225,604	890,547
JD.com, Inc. - Class A	5,150	103,029
Jiangxi Copper Co. Ltd. - Class A	4,500	15,641
Jiangxi Copper Co. Ltd. - Class H	39,000	79,548
JNBY Design Ltd.	51,000	104,886
Kingsoft Corp. Ltd.	9,200	35,042
LexinFintech Holdings Ltd. - ADR	13,528	36,796
Lonking Holdings Ltd.	464,000	98,331
Meituan - Class B (a)(b)	24,600	544,286
MINISO Group Holding Ltd.	8,800	39,992
NetEase, Inc.	4,900	91,582
People's Insurance Co. Group of China Ltd. - Class H	86,000	41,036
PICC Property & Casualty Co. Ltd. - Class H	4,000	5,928
Qifu Technology, Inc. - ADR	2,940	87,641
Shanghai Chicmax Cosmetic Co. Ltd.	3,300	19,366
Shanjin International Gold Co. Ltd. - Class A	5,900	15,685
Sunac Services Holdings Ltd. (b)	88,000	25,690
Tencent Holdings Ltd.	13,480	754,784
Tongcheng Travel Holdings Ltd.	21,600	54,130
Tongling Nonferrous Metals Group Co. Ltd. - Class A	8,100	4,468
Trip.com Group Ltd. (a)	1,920	116,055
Weichai Power Co. Ltd. - Class A	12,412	27,750
Weichai Power Co. Ltd. - Class H	578,000	1,052,849
Weilong Delicious Global Holdings Ltd.	28,400	28,836
Western Mining Co. Ltd. - Class A	3,300	8,955
Xiamen Tungsten Co. Ltd.	1,400	4,170
Yangzijiang Shipbuilding Holdings Ltd.	134,100	255,508
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - Class H (a)(b)	30,400	37,292
Yuexiu Services Group Ltd.	124,500	56,446
Yunnan Aluminium Co. Ltd. - Class A	7,500	15,854
Yutong Bus Co. Ltd. - Class A	3,500	13,027
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	15,800	9,396
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	14,970	15,939
		8,795,662

Czech Republic - 0.0%(c)
CEZ AS	830	32,273

Denmark - 2.6%
ALK-Abello AS (a)	8,178	209,982
Carlsberg AS - Class B	64	7,625
Danske Bank AS	16,168	486,791
Demant AS (a)	121	4,729
Dfds AS	1,104	28,316
Genmab AS (a)	1,707	415,483
H Lundbeck AS	14,822	95,877
H Lundbeck AS - Class A	4,773	26,304
NKT AS (a)	420	39,672
Novo Nordisk AS	35,745	4,256,274
Pandora AS	28	4,614
Per Aarsleff Holding AS	2,494	150,476
ROCKWOOL AS - Class B	313	147,094
		5,873,237

Egypt - 0.0%(c)
Telecom Egypt Co.	33,264	23,267

Finland - 0.8%
Incap Oyj (a)	2,110	25,208
Kemira Oyj	3,165	79,037
Nokia Oyj	238,994	1,044,470
Nordea Bank Abp	45,737	538,705
Orion Oyj - Class B	472	25,856
QT Group Oyj (a)	213	22,113
Wartsila OYJ Abp	1,697	38,042
		1,773,431

France - 6.0%
Accor SA	11,126	483,600
Air Liquide SA	38	7,339
Amundi SA (b)	14,987	1,120,530
Bouygues SA	4,702	157,494
Bureau Veritas SA	3,911	129,801
Capgemini SE	574	124,339
Carrefour SA	1,091	18,608
Catana Group	7,520	40,243
Cie Generale des Etablissements Michelin SCA	27,189	1,103,902
Credit Agricole SA	1,009	15,424
Dassault Systemes SE	5,050	200,408
Eiffage SA	762	73,595
Elior Group SA (a)(b)	7,641	30,962
Elis SA	4,094	85,523
Engie SA	6,403	110,611
Esso SA Francaise	179	23,516
Etablissements Maurel et Prom SA	11,304	59,629
Gaztransport Et Technigaz SA	181	25,628
Hermes International SCA	58	142,710
Jacquet Metals SACA	893	15,783
Kaufman & Broad SA	605	21,012
La Francaise des Jeux SAEM (b)	3,111	128,040
L'Oreal SA	2,473	1,108,657
Mersen SA	1,870	59,246
Publicis Groupe SA	1,685	184,393
Renault SA	87	3,782
Rexel SA	47,838	1,385,827
Rubis SCA	6,604	180,522
Safran SA	9,087	2,144,089
Sanofi SA	14,797	1,704,828
Schneider Electric SE	4,480	1,185,241
SEB SA	592	67,687
Societe BIC SA	269	18,088
Societe Generale SA	6,002	149,627
Teleperformance SE	13,342	1,383,878
Thales SA	287	45,588
Vinci SA	876	102,492
		13,842,642

Germany - 3.4%
Atoss Software SE	2,006	289,941
BASF SE	29,453	1,558,712
Bayer AG	35,403	1,195,674
CECONOMY AG (a)	12,469	45,306
Cliq Digital AG	2,490	18,576
Continental AG	3,413	220,801
CTS Eventim AG & Co. KGaA	1,164	120,943
Daimler Truck Holding AG	32,065	1,199,018
Deutsche Rohstoff AG	743	28,769
Evonik Industries AG	1,259	29,435
Fresenius Medical Care AG	19,413	825,587
Hornbach Holding AG & Co. KGaA	1,050	103,103
Ionos SE (a)	965	24,044
KION Group AG	712	27,987
Knorr-Bremse AG	2,663	236,745
Krones AG	313	44,959
LEG Immobilien SE	874	91,148
MBB SE	234	26,226
Mensch und Maschine Software SE	391	23,637
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	160	88,036
Nemetschek SE	1,306	135,206
Rational AG	100	101,923
Rheinmetall AG	42	22,704
SAP SE	1,515	344,150
Siemens AG	1,042	210,433
SUSS MicroTec SE	3,930	300,632
thyssenkrupp AG	5,184	20,053
TUI AG (a)	4,977	37,916
Vonovia SE	13,496	491,862
		7,863,526

Greece - 0.1%
Aegean Airlines SA	2,638	32,091
Alpha Services and Holdings SA	11,852	20,599
FF Group (a)(d)	2,880	0
Hellenic Telecommunications Organization SA	2,093	36,084
JUMBO SA	504	14,418
National Bank of Greece SA	1,556	13,371
Piraeus Financial Holdings SA	10,466	44,564
		161,127

Hong Kong - 1.4%
AIA Group Ltd.	23,600	208,690
Bank of East Asia Ltd.	57,600	74,035
BOC Hong Kong Holdings Ltd.	15,500	49,426
Bosideng International Holdings Ltd.	8,000	4,545
China Overseas Land & Investment Ltd.	579,839	1,156,387
China Overseas Property Holdings Ltd.	50,000	39,800
CLP Holdings Ltd.	500	4,409
Dah Sing Banking Group Ltd.	96,400	85,787
Dah Sing Financial Holdings Ltd.	13,200	42,009
First Pacific Co. Ltd.	204,000	112,338
Galaxy Entertainment Group Ltd.	188,000	932,162
Geely Automobile Holdings Ltd.	18,000	27,782
Gemdale Properties & Investment Corp. Ltd.	1,008,000	42,610
Hong Kong & China Gas Co. Ltd.	14,000	11,404
Hong Kong Exchanges & Clearing Ltd.	700	28,571
HUTCHMED China Ltd. (a)	11,000	45,535
JS Global Lifestyle Co. Ltd. (b)	235,500	51,800
Kunlun Energy Co. Ltd.	36,000	37,128
Sinofert Holdings Ltd.	476,000	71,760
Skyworth Group Ltd.	84,000	38,016
Stella International Holdings Ltd.	17,500	33,044
Theme International Holdings Ltd.	300,000	18,674
United Laboratories International Holdings Ltd.	62,000	79,652
Wasion Holdings Ltd.	26,000	21,333
Yue Yuen Industrial Holdings Ltd.	22,500	42,772
		3,259,669

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	35,265	103,763
OTP Bank Nyrt	9,147	478,409
		582,172

India - 2.9%
ABB India Ltd.	1,740	167,666
Adani Green Energy Ltd. (a)	3,603	81,782
Ahluwalia Contracts India Ltd.	1,597	21,833
Ajanta Pharma Ltd.	4,884	186,572
Alembic Pharmaceuticals Ltd.	2,195	31,711
Angel One Ltd.	1,305	39,876
Anup Engineering Ltd.	1,610	44,624
Archean Chemical Industries Ltd.	2,828	24,349
Bajaj Auto Ltd.	1,248	184,154
Bharat Electronics Ltd.	8,914	30,451
Bharat Petroleum Corp. Ltd.	55,744	246,725
Britannia Industries Ltd.	283	21,416
BSE Ltd.	1,099	48,305
Can Fin Homes Ltd.	2,761	29,456
CG Power & Industrial Solutions Ltd.	7,965	72,416
CMS Info Systems Ltd.	9,571	68,532
Colgate-Palmolive India Ltd.	105	4,773
CRISIL Ltd.	412	22,919
Cummins India Ltd.	620	28,222
Doms Industries Ltd.	757	24,447
Dr Reddy's Laboratories Ltd.	1,064	85,835
Eicher Motors Ltd.	2,424	145,773
Force Motors Ltd.	225	20,082
Fusion Micro Finance Ltd. (a)	6,150	18,117
GHCL Ltd.	6,864	55,983
Glenmark Pharmaceuticals Ltd.	1,038	20,769
Godawari Power and Ispat Ltd.	13,158	174,823
Great Eastern Shipping Co. Ltd.	12,780	183,650
Gujarat Pipavav Port Ltd.	18,177	47,837
Gujarat State Petronet Ltd.	4,852	24,721
Happy Forgings Ltd.	1,423	20,173
Hero MotoCorp Ltd.	2,342	159,845
Hindustan Aeronautics Ltd. (a)	575	30,341
ICICI Bank Ltd. - ADR	45,343	1,353,489
India Shelter Finance Corp. Ltd. (a)	4,054	36,383
IndiaMart InterMesh Ltd. (b)	2,155	76,072
Jupiter Life Line Hospitals Ltd.	1,375	23,224
Karur Vysya Bank Ltd.	40,980	105,405
Kaveri Seed Co. Ltd.	8,084	94,146
Kirloskar Ferrous Industries Ltd.	2,160	17,255
KPIT Technologies Ltd.	1,880	36,507
Lupin Ltd.	6,838	178,723
Manappuram Finance Ltd.	23,361	56,310
Motilal Oswal Financial Services Ltd.	3,164	28,857
Narayana Hrudayalaya Ltd.	3,551	53,006
Nava Ltd.	3,597	49,474
NESCO Ltd.	8,997	100,800
Netweb Technologies India Ltd.	678	20,380
Oil India Ltd.	10,755	74,677
Petronet LNG Ltd.	24,661	100,483
PI Industries Ltd.	1,991	110,885
Power Grid Corp. of India Ltd.	129,275	545,327
Procter & Gamble Health Ltd.	1,081	70,000
PTC India Ltd.	43,500	108,850
Punjab National Bank	3,119	3,989
Rainbow Children's Medicare Ltd.	2,395	40,076
Sanghvi Movers Ltd.	7,090	34,364
Sarda Energy & Minerals Ltd.	9,315	49,323
Siemens Ltd.	912	79,087
Sun Pharmaceutical Industries Ltd.	13,732	316,157
Sun TV Network Ltd.	3,889	38,734
Sunteck Realty Ltd.	6,780	47,073
Syngene International Ltd. (b)	10,085	108,079
Tata Motors Ltd.	10,782	125,357
Thanga Mayil Jewellery Ltd.	983	28,914
Torrent Pharmaceuticals Ltd.	3,142	127,306
WNS Holdings Ltd. (a)	2,130	112,272
		6,719,162

Indonesia - 0.4%
Adaro Energy Indonesia Tbk PT	303,700	76,381
Astra International Tbk PT	220,500	73,622
Bank Rakyat Indonesia Persero Tbk PT	1,336,700	436,943
Ciputra Development Tbk PT	1,093,600	96,182
Pakuwon Jati Tbk PT	3,205,100	109,129
Summarecon Agung Tbk PT	924,100	42,412
Triputra Agro Persada PT	785,600	42,014
United Tractors Tbk PT	49,100	88,117
		964,800

Ireland - 2.1%
Bank of Ireland Group PLC	97,440	1,090,189
Cairn Homes PLC	17,126	37,496
Experian PLC	30,197	1,590,841
ICON PLC (a)	7,269	2,088,456
		4,806,982

Isle Of Man - 0.0%(c)
Playtech PLC (a)	8,313	83,614

Israel - 0.9%
Ashdod Refinery Ltd.	884	13,282
Camtek Ltd./Israel	441	35,214
Cellebrite DI Ltd. (a)	5,195	87,484
Ceragon Networks Ltd. (a)	7,615	20,865
Isras Investment Co. Ltd.	621	123,157
Ituran Location and Control Ltd.	2,480	65,819
Monday.com Ltd. (a)	4,390	1,219,410
Nova Ltd. (a)	985	205,215
Oil Refineries Ltd.	169,666	43,762
SimilarWeb Ltd. (a)	2,732	24,151
Tower Semiconductor Ltd. (a)	3,237	143,270
		1,981,629

Italy - 2.6%
Anima Holding SpA (b)	10,594	64,332
Banca Monte dei Paschi di Siena SpA	15,633	90,451
Banco BPM SpA	12,205	82,460
BPER Banca SPA	7,677	43,262
Buzzi SpA	4,442	177,180
Danieli & C Officine Meccaniche SpA	1,380	33,140
Enel SpA	145,495	1,162,720
Ferrari NV	4,702	2,202,489
Fincantieri SpA (a)	7,700	39,915
FinecoBank Banca Fineco SpA	14,550	249,483
Intesa Sanpaolo SpA	171,166	732,649
Iren SpA	11,747	26,618
Iveco Group NV	15,516	155,987
Leonardo SpA	3,071	68,539
OVS SpA (b)	5,891	19,006
Recordati Industria Chimica e Farmaceutica SpA	2,947	166,776
Reply SpA	388	58,480
UniCredit SpA	9,615	422,529
Unipol Gruppo SpA	2,261	26,904
Webuild SpA	67,661	191,451
		6,014,371

Japan - 9.2%
77 Bank Ltd.	2,200	60,190
Aica Kogyo Co. Ltd.	7,200	170,516
Aiful Corp.	9,100	20,476
Anycolor, Inc. (a)	1,400	24,502
Aoyama Trading Co. Ltd.	18,600	175,048
Asahi Co. Ltd.	2,300	27,599
Asics Corp.	8,000	167,611
Astellas Pharma, Inc.	15,300	175,620
Avex, Inc.	9,100	93,563
Axell Corp.	1,500	13,921
Bank of Iwate Ltd.	1,400	22,168
Brother Industries Ltd.	4,200	81,616
Canon, Inc.	5,900	193,774
Capcom Co. Ltd.	300	6,976
Chiyoda Corp. (a)	15,100	31,219
Chugoku Electric Power Co., Inc.	19,600	133,596
Concordia Financial Group Ltd.	1,400	7,758
Credit Saison Co. Ltd.	1,600	40,049
Cybozu, Inc.	6,000	82,034
Dai-ichi Life Holdings, Inc.	1,100	28,336
Daiichi Sankyo Co. Ltd.	5,600	184,107
Daito Trust Construction Co. Ltd.	1,100	133,631
DD GROUP Co. Ltd. (a)	2,600	24,808
Disco Corp.	300	79,338
Dowa Holdings Co. Ltd.	900	33,041
Endo Lighting Corp.	2,700	25,057
Fast Retailing Co. Ltd.	200	66,261
Ferrotec Holdings Corp.	5,000	80,964
Foster Electric Co. Ltd.	4,100	52,027
Fuji Seal International, Inc.	3,100	54,666
Fukuoka Financial Group, Inc.	16,300	418,317
Glory Ltd.	14,600	260,762
gremz, Inc.	2,300	45,442
GS Yuasa Corp.	11,200	223,282
H2O Retailing Corp.	2,100	30,222
Hachijuni Bank Ltd.	9,500	55,790
Hagihara Industries, Inc.	4,900	52,620
Hanwa Co. Ltd.	600	20,861
HIS Co. Ltd. (a)	1,900	22,308
Hisamitsu Pharmaceutical Co., Inc.	900	24,225
Hitachi Ltd.	7,500	198,140
Hokuhoku Financial Group, Inc.	1,700	18,573
Hokuriku Electric Power Co.	3,500	22,574
Hyakugo Bank Ltd.	24,600	93,686
Inpex Corp.	4,400	59,686
Insource Co. Ltd.	6,400	45,718
Ishizuka Glass Co. Ltd.	200	3,324
Isuzu Motors Ltd.	10,700	144,355
J Trust Co. Ltd.	21,400	62,195
Japan Communications, Inc. (a)	34,200	38,922
Japan Tobacco, Inc.	2,700	78,876
JINS Holdings, Inc.	500	18,344
Juroku Financial Group, Inc.	2,500	68,919
Kaneka Corp.	3,100	84,483
Kansai Electric Power Co., Inc.	700	11,581
Kao Corp.	8,000	396,439
KDDI Corp.	500	16,004
Keikyu Corp.	7,100	57,888
Keyence Corp.	200	95,730
Kintetsu Department Store Co. Ltd.	4,500	66,272
Komatsu Ltd.	40,800	1,131,752
Konami Group Corp.	3,400	345,061
Konica Minolta, Inc.	26,400	76,096
Kumiai Chemical Industry Co. Ltd.	4,300	25,271
Lacto Japan Co. Ltd.	5,400	111,778
Lasertec Corp.	600	99,398
Leopalace21 Corp.	6,000	25,057
Makita Corp.	4,500	152,292
Management Solutions Co. Ltd.	3,900	44,972
Marubeni Corp.	7,900	129,602
Maruzen Showa Unyu Co. Ltd.	2,300	87,695
Megmilk Snow Brand Co. Ltd.	8,800	165,667
MINEBEA MITSUMI, Inc.	36,900	728,022
Mitsubishi Electric Corp.	2,200	35,455
Mitsubishi Heavy Industries Ltd.	105,600	1,569,300
Mitsubishi Logisnext Co. Ltd.	2,300	20,905
Mitsubishi Motors Corp. (e)	62,800	168,976
Mitsubishi UFJ Financial Group, Inc.	21,600	219,890
Mitsui & Co. Ltd.	2,800	62,353
Mitsui High-Tec, Inc.	5,200	32,767
Mizuho Financial Group, Inc.	1,100	22,611
Morinaga Milk Industry Co. Ltd.	7,400	180,939
MS&AD Insurance Group Holdings, Inc.	11,100	258,967
MTG Co. Ltd.	4,300	47,061
Murata Manufacturing Co. Ltd.	2,800	54,992
Namura Shipbuilding Co. Ltd.	3,500	34,268
NEC Corp.	2,000	192,621
NET One Systems Co. Ltd.	4,300	107,155
Nexon Co. Ltd.	4,900	97,358
NGK Insulators Ltd.	9,000	117,678
Nichicon Corp.	12,300	81,764
Nippon Light Metal Holdings Co. Ltd.	7,800	88,662
Nippon Paper Industries Co. Ltd.	20,800	142,151
Nippon Sheet Glass Co. Ltd. (a)	7,200	18,735
Nippon Shinyaku Co. Ltd.	1,900	49,346
Nipro Corp.	15,400	152,863
Nishi-Nippon Railroad Co. Ltd.	10,300	164,150
Nitto Denko Corp.	3,500	58,495
Nojima Corp.	10,700	151,113
NSK Ltd.	18,400	92,570
NTN Corp.	72,600	130,041
Oita Bank Ltd.	2,400	51,560
Oki Electric Industry Co. Ltd.	19,800	134,729
Olympus Corp.	25,200	478,286
Ono Pharmaceutical Co. Ltd.	2,700	35,963
ORIX Corp.	700	16,252
Osaka Gas Co. Ltd.	1,500	33,707
Pan Pacific International Holdings Corp.	5,900	152,281
Pressance Corp.	6,600	88,549
Rakus Co. Ltd.	6,000	93,824
Recruit Holdings Co. Ltd.	1,700	103,546
Resona Holdings, Inc.	110,400	769,724
Rise Consulting Group, Inc. (a)	11,200	57,335
Round One Corp.	12,300	94,155
Sac's Bar Holdings, Inc.	4,000	23,208
Sakata INX Corp.	18,200	204,952
SAMTY HOLDINGS Co. Ltd. /Japan	6,000	116,931
San ju San Financial Group, Inc.	3,900	44,837
San-Ai Obbli Co. Ltd.	4,400	59,764
Sanko Gosei Ltd.	8,000	31,796
Sanyo Shokai Ltd.	3,700	61,517
Sato Holdings Corp.	3,800	55,552
SCREEN Holdings Co. Ltd.	200	14,047
SCSK Corp.	5,500	113,614
Shibaura Machine Co. Ltd.	1,900	52,431
Shiga Bank Ltd.	1,800	40,818
Shimano, Inc.	700	132,711
Shionogi & Co. Ltd.	12,300	176,170
Siix Corp.	13,600	104,953
Skymark Airlines, Inc.	6,100	28,907
Sompo Holdings, Inc.	4,200	94,105
Sony Group Corp.	3,000	58,264
Sumitomo Corp.	7,900	176,647
Sumitomo Mitsui Financial Group, Inc.	21,000	447,088
Sumitomo Rubber Industries Ltd.	8,400	92,038
Suntory Beverage & Food Ltd.	20,800	780,979
Suzuken Co. Ltd.	700	24,474
T&D Holdings, Inc.	3,600	62,877
Takara Holdings, Inc.	12,300	104,346
Takeda Pharmaceutical Co. Ltd.	7,800	223,071
TDK Corp.	59,000	753,002
Tess Holdings Co. Ltd.	6,400	13,143
Toei Co. Ltd.	700	22,201
Toho Co. Ltd./Kobe	1,000	19,327
Tokai Carbon Co. Ltd.	14,400	92,646
Tokio Marine Holdings, Inc.	1,100	40,353
Tokyo Century Corp.	1,900	21,312
Tokyo Electron Ltd.	1,500	266,357
Tokyo Steel Manufacturing Co. Ltd.	5,500	76,129
Tokyu Fudosan Holdings Corp.	4,800	33,124
Toray Industries, Inc.	114,900	676,456
Toyo Engineering Corp.	10,800	54,823
Toyoda Gosei Co. Ltd.	1,400	23,915
Toyota Boshoku Corp.	1,300	16,955
Toyota Tsusho Corp.	6,300	113,942
Traders Holdings Co. Ltd.	5,800	33,240
Trend Micro, Inc.	1,400	82,992
Unicharm Corp.	4,800	173,125
Universal Entertainment Corp.	9,200	90,012
Vital KSK Holdings, Inc.	2,400	20,058
World Co. Ltd.	1,500	20,077
YAMABIKO Corp.	11,500	204,400
Yamaha Corp.	9,300	80,071
ZERIA Pharmaceutical Co. Ltd.	8,400	133,377
ZOZO, Inc.	3,700	134,473
		21,133,377

Luxembourg - 0.6%
ArcelorMittal SA	47,290	1,241,084
d'Amico International Shipping SA	12,576	80,120
Eurofins Scientific SE (a)	670	42,464
		1,363,668

Malaysia - 0.2%
Bumi Armada Bhd (a)	207,100	23,663
CIMB Group Holdings Bhd	3,500	6,842
Dialog Group Bhd	207,200	108,174
Eco World Development Group Bhd	84,300	36,720
Fraser & Neave Holdings Bhd	8,100	61,256
Genting Bhd	2,700	2,769
Hibiscus Petroleum Bhd	40,600	19,745
MISC Bhd	46,200	87,497
My EG Services Bhd	121,900	26,398
Sime Darby Property Bhd	250,600	89,778
SP Setia Bhd Group	204,700	61,986
		524,828

Mexico - 0.2%
Arca Continental SAB de CV	2,500	23,358
Coca-Cola Femsa SAB de CV	3,810	33,665
Controladora Vuela Cia de Aviacion SAB de CV - Class A (a)	116,500	73,367
GCC SAB de CV	4,800	35,945
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	8,435
Grupo Financiero Banorte SAB de CV	200	1,424
Grupo Mexico SAB de CV - Class B	23,500	131,285
Promotora y Operadora de Infraestructura SAB de CV	8,555	81,101
		388,580

Netherlands - 4.0%
Adyen NV (a)(b)	972	1,522,302
Argenx SE (a)	75	40,596
ASM International NV	3,027	1,994,790
ASML Holding NV	253	210,914
ASML Holding NV	1,741	1,450,688
BE Semiconductor Industries NV	457	58,041
Corbion NV	2,819	80,463
IMCD NV	860	149,517
ING Groep NV	63,175	1,149,049
Koninklijke Heijmans N.V	3,037	87,656
Koninklijke Philips NV (a)	23,454	768,553
NEPI Rockcastle NV	19,560	165,196
NN Group NV	2,039	101,693
Prosus NV	795	34,383
Randstad NV	25,240	1,254,621
Signify NV (b)	1,617	38,089
Wolters Kluwer NV	916	154,398
		9,260,949

New Zealand - 0.1%
Xero Ltd. (a)	2,035	211,128

Norway - 0.7%
Aker Solutions ASA	5,107	19,700
BW Offshore Ltd.	12,407	33,393
DNB Bank ASA	16,030	328,825
Elkem ASA (a)(b)	25,984	50,501
Equinor ASA	35,641	903,284
Hoegh Autoliners ASA	11,538	149,072
Odfjell SE - Class A	2,493	33,554
Protector Forsikring ASA	1,186	27,198
Telenor ASA	359	4,595
Veidekke ASA	3,177	37,217
Wallenius Wilhelmsen ASA	10,315	121,698
		1,709,037

Philippines - 0.2%
BDO Unibank, Inc.	50,592	142,893
Century Pacific Food, Inc.	61,200	41,553
Converge Information and Communications Technology Solutions, Inc.	79,600	23,271
Megaworld Corp.	526,000	20,203
Metropolitan Bank & Trust Co.	9,870	13,861
Robinsons Land Corp.	379,800	106,719
		348,500

Poland - 0.2%
Bank Polska Kasa Opieki SA	1,985	75,844
InPost SA (a)	8,023	151,394
KGHM Polska Miedz SA	407	16,850
Powszechna Kasa Oszczednosci Bank Polski SA	242	3,526
Powszechny Zaklad Ubezpieczen SA	6,528	71,395
Santander Bank Polska SA	553	65,358
Tauron Polska Energia SA (a)	46,141	40,188
		424,555

Portugal - 0.1%
Banco Comercial Portugues SA	303,529	137,175

Qatar - 0.0%(c)
Commercial Bank PSQC	11,297	13,652

Russia - 0.0%(c)
Novolipetsk Steel PJSC (d)	46,050	0
PhosAgro PJSC - GDR (a)(d)	5,089	0
Sberbank of Russia PJSC (d)	29,200	0
Severstal PAO (d)	608	0
Surgutneftegas PJSC (d)	168,940	0
Tatneft PJSC (d)	19,624	0
		0

Saudi Arabia - 0.2%
Al Babtain Power & Telecommunication Co.	2,041	23,892
Alinma Bank	3,231	24,560
Arab National Bank	31,670	161,346
Etihad Etisalat Co.	3,608	49,345
Riyad Bank	1,907	12,686
Saudi Chemical Co. Holding	21,185	64,609
Saudi Investment Bank	3,672	12,768
Saudi Telecom Co.	2,993	34,883
Sumou Real Estate Co.	3,064	33,805
		417,894

Singapore - 1.2%
DBS Group Holdings Ltd.	16,500	490,042
Dyna-Mac Holdings Ltd.	137,600	67,609
Oversea-Chinese Banking Corp. Ltd.	4,000	47,101
Sea Ltd. - ADR (a)	21,909	2,065,581
Singapore Exchange Ltd.	7,400	65,745
Singapore Technologies Engineering Ltd.	10,300	37,234
Singapore Telecommunications Ltd.	6,700	16,864
United Overseas Bank Ltd.	1,100	27,601
		2,817,777

South Africa - 0.4%
AVI Ltd.	25,075	159,622
Harmony Gold Mining Co. Ltd.	9,040	92,665
Investec Ltd.	6,917	52,520
Investec PLC	29,656	225,761
MTN Group Ltd.	2,449	13,018
Netcare Ltd.	31,440	28,052
Omnia Holdings Ltd.	6,334	23,857
Reunert Ltd.	6,086	28,563
Sappi Ltd.	9,664	27,101
Standard Bank Group Ltd.	21,468	301,298
		952,457

South Korea - 2.1%
AMOREPACIFIC Group	1,733	36,999
Asia Paper Manufacturing Co. Ltd.	3,640	22,194
BNK Financial Group, Inc.	8,451	58,560
Chong Kun Dang Pharmaceutical Corp.	348	30,004
CJ Logistics Corp.	348	24,837
Daewoong Co. Ltd.	2,179	38,919
DB Insurance Co. Ltd.	1,583	136,296
DGB Financial Group, Inc.	4,019	24,915
Dongjin Semichem Co. Ltd.	1,030	23,031
F&F Holdings Co. Ltd.	995	10,679
Hankook Tire & Technology Co. Ltd.	2,706	85,299
Hanmi Pharm Co. Ltd.	235	57,995
Hanwha Life Insurance Co. Ltd.	20,594	45,297
HD Hyundai Heavy Industries Co. Ltd. (a)	130	18,442
HD Hyundai Infracore Co. Ltd.	5,084	29,263
HMM Co. Ltd.	6,743	95,872
Hyundai Marine & Fire Insurance Co. Ltd.	2,394	60,527
Hyundai Rotem Co. Ltd.	3,652	148,778
JB Financial Group Co. Ltd.	20,466	240,195
Jin Air Co. Ltd. (a)	7,041	54,873
Jusung Engineering Co. Ltd.	1,014	20,931
KakaoBank Corp.	5,822	93,434
KB Financial Group, Inc.	4,400	273,269
KCC Corp.	440	101,737
Kia Corp.	2,927	224,396
KIWOOM Securities Co. Ltd.	1,905	189,919
Kolmar Korea Co. Ltd.	552	31,623
KoMiCo Ltd.	1,190	52,826
Korea Electric Terminal Co. Ltd.	1,719	91,373
Korea Investment Holdings Co. Ltd.	1,464	82,392
Korean Air Lines Co. Ltd.	6,436	111,307
Krafton, Inc. (a)	317	83,222
KT&G Corp.	524	43,724
Kyung Dong Navien Co. Ltd.	2,091	113,998
LIG Nex1 Co. Ltd.	351	56,843
Mgame Corp.	6,202	30,229
NH Investment & Securities Co. Ltd.	2,222	22,861
Samsung Card Co. Ltd.	875	27,622
Samsung Electronics Co. Ltd.	20,301	962,173
Samsung Fire & Marine Insurance Co. Ltd.	117	30,928
Shinhan Financial Group Co. Ltd.	15,840	674,539
SK Hynix, Inc.	50	6,735
SL Corp.	1,921	52,336
SOOP Co. Ltd.	477	36,727
Woori Financial Group, Inc.	5,078	59,981
Youngone Corp.	753	23,154
		4,741,254

Spain - 0.8%
Acciona SA	399	56,538
ACS Actividades de Construccion y Servicios SA	2,303	106,353
Aedas Homes SA (b)	826	23,500
Banco Bilbao Vizcaya Argentaria SA	3,804	41,178
Banco de Sabadell SA	21,771	46,171
CaixaBank SA	163,504	974,629
Endesa SA	1,429	31,223
Gestamp Automocion SA (b)	13,099	40,346
Industria de Diseno Textil SA	8,363	494,981
Mapfre SA	8,240	21,951
Prosegur Cia de Seguridad SA	20,055	42,832
Unicaja Banco SA (b)	18,594	23,666
		1,903,368

Sweden - 1.8%
AddTech AB - Class B	149	4,467
Alfa Laval AB	103	4,946
Assa Abloy AB - Class B	7,226	243,293
Atlas Copco AB - Class A	2,679	51,830
Atlas Copco AB - Class B	27,777	475,434
Attendo AB (b)	29,239	137,660
Betsson AB	13,745	168,644
BioGaia AB - Class B	1,709	18,899
Camurus AB (a)	3,611	229,886
Castellum AB (a)	5,278	77,404
Fortnox AB	14,069	87,442
G5 Entertainment AB	1,113	10,007
Hemnet Group AB	3,786	139,809
Loomis AB	1,529	50,262
Modern Times Group MTG AB - Class B (a)	4,523	35,186
NCAB Group AB	2,381	15,827
Peab AB - Class B	23,456	188,160
Skandinaviska Enskilda Banken AB - Class A	15,577	238,320
SkiStar AB	1,675	27,209
Spotify Technology SA (a)	4,242	1,563,304
Tele2 AB - Class B	3,772	42,673
Thule Group AB (b)	711	21,689
Volvo AB - Class A	7,180	191,614
Volvo AB - Class B	3,321	87,796
		4,111,761

Switzerland - 3.6%
ABB Ltd.	4,593	266,240
Autoneum Holding AG	161	22,801
Coca-Cola HBC AG	7,894	281,194
dormakaba Holding AG	61	45,185
Ferrexpo PLC (a)	7,905	5,120
Glencore PLC	4,334	24,819
Huber + Suhner AG	990	102,531
Inficon Holding AG	166	239,436
International Workplace Group PLC	8,509	20,297
Julius Baer Group Ltd.	15,839	954,339
Nestle SA	2,169	218,598
Novartis AG	7,937	913,674
Partners Group Holding AG	8	12,032
Roche Holding AG	5,991	1,917,807
Schindler Holding AG	573	167,997
SGS SA	599	66,844
Sika AG	137	45,452
Swiss Prime Site AG	1,080	121,072
Swiss Re AG	4,966	685,956
Swissquote Group Holding SA	137	49,397
UBS Group AG	61,527	1,899,641
Zurich Insurance Group AG	299	180,365
		8,240,797

Taiwan - 4.0%
Accton Technology Corp.	11,000	185,506
Advancetek Enterprise Co. Ltd.	12,000	25,716
Advantech Co. Ltd.	6,599	67,321
Asia Optical Co., Inc.	15,000	54,435
Asia Vital Components Co. Ltd.	3,000	56,569
Asustek Computer, Inc.	11,000	192,585
Cheng Shin Rubber Industry Co. Ltd.	63,000	103,328
Chicony Power Technology Co. Ltd.	49,000	210,427
Chin-Poon Industrial Co. Ltd.	17,000	22,160
Compal Electronics, Inc.	119,000	125,753
CTBC Financial Holding Co. Ltd.	109,000	118,702
CviLux Corp.	15,000	28,817
Depo Auto Parts Ind Co. Ltd.	40,000	333,684
Dynapack International Technology Corp.	14,000	45,949
Eva Airways Corp.	33,000	39,173
Far Eastern Department Stores Ltd.	279,000	239,779
FIT Hon Teng Ltd. (a)(b)	68,000	21,375
Formosa Advanced Technologies Co. Ltd.	39,000	44,811
Fortune Electric Co. Ltd.	1,100	22,000
Genius Electronic Optical Co. Ltd.	4,000	61,738
Getac Holdings Corp.	78,000	275,944
Hon Hai Precision Industry Co. Ltd.	22,000	131,490
International Games System Co. Ltd.	8,000	249,831
ITE Technology, Inc.	22,000	98,363
L&K Engineering Co. Ltd.	10,000	66,097
Lotes Co. Ltd.	3,000	132,242
Makalot Industrial Co. Ltd.	2,040	22,562
MediaTek, Inc.	12,000	448,123
Merry Electronics Co. Ltd.	41,000	168,895
Nan Pao Resins Chemical Co. Ltd.	20,000	192,391
Pan German Universal Motors Ltd.	2,000	18,375
Sanyang Motor Co. Ltd.	14,000	32,243
Shanghai Commercial & Savings Bank Ltd.	139,000	169,925
Silicon Motion Technology Corp. - ADR	370	22,474
Sinon Corp.	17,000	23,139
Sinyi Realty, Inc.	21,000	20,303
Sitronix Technology Corp.	3,000	21,732
Synnex Technology International Corp.	44,000	100,697
Taiwan Semiconductor Manufacturing Co. Ltd.	160,600	4,903,067
Topkey Corp.	3,000	20,653
Tripod Technology Corp.	3,000	18,720
United Microelectronics Corp.	3,000	5,055
		9,142,149

Thailand - 0.6%
Advanced Info Service PCL - NVDR - NVDR	19,900	160,793
Amata Corp. PCL	51,100	39,616
Bangkok Bank PCL - NVDR	62,800	293,958
Com7 PCL	53,100	39,254
Hana Microelectronics PCL - NVDR	19,100	24,321
Ichitan Group PCL	301,700	152,649
Krung Thai Bank PCL - NVDR	62,700	40,142
Prima Marine PCL	99,300	26,539
PTT Exploration & Production PCL - NVDR	49,800	203,340
Rojana Industrial Park PCL	390,100	81,333
SCB X PCL	93,000	315,034
		1,376,979

Turkey - 0.1%
BIM Birlesik Magazalar AS	644	9,354
Haci Omer Sabanci Holding AS	12,015	34,238
Sok Marketler Ticaret AS	21,031	29,695
Turkcell Iletisim Hizmetleri AS	47,020	131,072
Turkiye Is Bankasi AS - Class C	17,302	7,126
Turkiye Petrol Rafinerileri AS	8,127	36,917
		248,402

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	138,834	318,723
Abu Dhabi Islamic Bank PJSC	44,115	152,937
Deyaar Development PJSC	186,708	34,751
Emirates NBD Bank PJSC	28,106	155,320
First Abu Dhabi Bank PJSC	3,749	14,041
Orascom Construction PLC	6,316	33,165
		708,937

United Kingdom - 8.6%
3i Group PLC	34,619	1,532,649
4imprint Group PLC	490	32,714
abrdn PLC	86,924	189,924
Allfunds Group PLC	13,989	86,042
Associated British Foods PLC	1,318	41,132
AstraZeneca PLC	15,188	2,365,760
BAE Systems PLC	107,958	1,787,099
Barclays PLC	212,556	639,688
Beazley PLC	7,446	75,894
Bloomsbury Publishing PLC	3,510	31,630
British American Tobacco PLC	4,537	165,450
BT Group PLC	53,438	105,881
Card Factory PLC	13,718	19,371
Coca-Cola Europacific Partners PLC	69	5,434
Compass Group PLC	35,634	1,141,725
Cranswick PLC	1,054	70,770
Currys PLC (a)	106,869	127,899
Darktrace PLC (a)	5,757	44,385
Drax Group PLC	15,550	134,041
Dunelm Group PLC	1,619	25,066
EnQuest PLC (a)	104,803	14,478
Frasers Group PLC (a)	4,041	45,168
Future PLC	2,042	27,611
Games Workshop Group PLC	1,498	215,734
Harbour Energy PLC	17,506	62,511
HSBC Holdings PLC	147,598	1,323,891
IMI PLC	8,097	196,669
Imperial Brands PLC	5,896	171,493
InterContinental Hotels Group PLC	197	21,530
J Sainsbury PLC	226,031	894,145
JD Sports Fashion PLC	6,107	12,624
Johnson Service Group PLC	41,459	86,366
Lancashire Holdings Ltd.	9,652	88,821
Marks & Spencer Group PLC	69,749	348,111
Mitchells & Butlers PLC (a)	7,969	31,536
Morgan Sindall Group PLC	1,346	55,461
NatWest Group PLC	173,829	803,111
Next PLC	336	44,010
Paragon Banking Group PLC	10,686	111,300
Pets at Home Group PLC	7,503	30,648
Reckitt Benckiser Group PLC	23,972	1,467,994
Rio Tinto PLC	2,482	175,902
Rolls-Royce Holdings PLC (a)	117,621	830,677
Serco Group PLC	58,650	139,943
Serica Energy PLC	11,957	21,378
Shell PLC	4,909	159,999
Shell PLC	28,898	955,684
Standard Chartered PLC	66,613	708,381
Stolt-Nielsen Ltd.	3,992	147,545
Tesco PLC	266,750	1,278,882
TI Fluid Systems PLC (b)	10,835	23,849
TP ICAP Group PLC	16,766	53,124
Unilever PLC	891	57,703
United Utilities Group PLC	21,605	302,394
Vodafone Group PLC	380,142	381,559
		19,912,786

United States - 2.9%
Aon PLC - Class A	3,438	1,189,514
Burford Capital Ltd.	6,437	85,439
Carnival PLC - ADR (a)	5,366	89,451
Coupang, Inc. (a)	55,020	1,350,741
EPAM Systems, Inc. (a)	2,598	517,080
Ferguson Enterprises, Inc.	5,243	1,032,910
Linde PLC	2,325	1,108,699
Primo Water Corp.	2,931	73,944
Resolute Forest Products (a)(d)	1,388	0
Southern Copper Corp.	711	82,241
STERIS PLC	5,086	1,233,558
		6,763,577

Uruguay - 0.5%
MercadoLibre, Inc. (a)	592	1,214,760

Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	535,322
TOTAL COMMON STOCKS (Cost $140,546,410)		182,614,456

OPEN END FUNDS - 3.3%	Shares	Value
Voya VACS Series EMHCD Fund	138	1,502
Voya VACS Series HYB Fund	97,004	1,010,777
Voya VACS Series SC Fund - Class SC	621,126	6,583,938
TOTAL OPEN END FUNDS (Cost $7,618,686)		7,596,217

CORPORATE BONDS - 3.1%	Par	Value
Bermuda - 0.0%(c)
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (b)	93,000	89,012

Canada - 0.2%
Bank of Nova Scotia, 2.70%, 08/03/2026	90,000	87,721
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	88,362
Nutrien Ltd., 5.95%, 11/07/2025	80,000	81,225
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	70,822
		328,130

Japan - 0.0%(c)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (b)	71,000	68,708

United Kingdom - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	182,989
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	52,000	50,295
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	135,085
2.20%, 09/02/2030 (Callable 06/02/2030)	57,000	49,823
		418,192

United States - 2.7%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	104,000	103,481
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	57,000	54,672
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	76,905
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	64,250
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	56,000	55,397
American Honda Finance Corp., 1.20%, 07/08/2025	60,000	58,493
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	86,000	88,500
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	68,048
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	101,932
Bank of America Corp.
4.00%, 01/22/2025	61,000	60,768
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	265,000	253,112
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	40,000	39,199
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,612
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	129,985
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,162
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (b)	92,000	83,335
2.50%, 01/10/2030 (Callable 10/10/2029) (b)	36,000	32,956
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	56,202
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	74,857
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	118,000	108,921
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	77,000	76,746
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	201,000	199,458
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	101,361
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	113,668
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	53,621
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	82,000	79,281
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	55,108
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	109,000	105,834
2.90%, 11/18/2026 (Callable 09/18/2026)	59,000	57,410
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	44,000	43,665
5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	85,054
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	49,000	46,856
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	74,000	72,796
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	84,000	82,845
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	76,619
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	28,000	27,731
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	108,000	106,246
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	134,000	126,710
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	66,000	63,975
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	39,776
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	13,678
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	52,595
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,990
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	58,888
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	63,000	62,183
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	55,916
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,792
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	84,000	82,637
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	21,000	20,108
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	149,000	142,292
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	60,888
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	36,000	38,071
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	25,746
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	86,000	88,778
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	7,053
MPLX LP
4.88%, 12/01/2024 (Callable 11/01/2024)	60,000	59,935
2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	23,446
Nestle Holdings, Inc., 5.25%, 03/13/2026 (b)	150,000	152,529
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	85,190
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	56,339
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	86,559
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	159,945
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	119,000	117,094
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	82,000	82,513
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	83,000	83,263
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	68,000	64,117
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	82,000	81,864
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	92,000	87,921
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	91,508
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	98,000	97,680
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	46,575
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	104,000	101,324
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	74,000	71,456
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	54,567
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 10/15/2024)	103,000	100,180
2.05%, 02/15/2028 (Callable 12/15/2027)	37,000	34,316
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025) (b)	88,000	87,284
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	35,260
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	112,133
4.78%, 02/15/2035 (Callable 11/15/2034) (b)	55,000	54,998
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	42,910
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	81,618
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	52,686
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	54,399
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	33,000	32,623
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	34,871
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	20,000	19,527
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,619
		6,243,411
TOTAL CORPORATE BONDS (Cost $7,345,069)		7,147,453

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.46% (1 mo. Term SOFR + 2.36%), 04/15/2034 (b)	200,000	160,974
BANK-2020, Series 2020-BN30, Class XA, 1.39%, 12/15/2053 (f)(g)	954,820	56,248
BBCMS Trust, Series 2021-AGW, Class A, 6.46% (1 mo. Term SOFR + 1.36%), 06/15/2036 (Callable 06/15/2025) (b)	100,000	95,127
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.87%, 09/15/2053 (Callable 10/15/2030) (f)(g)	974,977	56,593
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, 7.44% (1 mo. Term SOFR + 2.34%), 08/15/2041 (b)	175,000	174,563
BX Trust
Series 2020-VKNG, Class C, 6.61% (1 mo. Term SOFR + 1.51%), 10/15/2037 (b)	70,000	69,491
Series 2022-LBA6, Class A, 6.10% (1 mo. Term SOFR + 1.00%), 01/15/2039 (b)	200,000	198,752
Series 2022-PSB, Class A, 7.55% (1 mo. Term SOFR + 2.45%), 08/15/2039 (b)	159,598	159,997
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 7.24% (1 mo. Term SOFR + 2.14%), 08/15/2039 (b)	150,000	150,187
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030) (f)(g)	773,400	37,012
Computershare Corporate Trust, Series 2021-FCMT, Class A, 6.41% (1 mo. Term SOFR + 1.31%), 05/15/2031 (b)	100,000	97,498
DK Trust, Series 2024-SPBX, Class A, 6.60% (1 mo. Term SOFR + 1.50%), 03/15/2034 (b)	175,000	174,891
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.04%, 01/15/2041 (b)(g)	100,000	102,519
ELM Trust, Series 2024-ELM, Class B15, 6.20%, 06/10/2039 (b)(g)	100,000	102,383
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030) (f)(g)	494,763	36,598
Series K118, Class X1, 1.05%, 09/25/2030 (Callable 06/25/2030) (f)(g)	988,580	45,392
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030) (f)(g)	2,585,021	42,228
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.91% (1 mo. Term SOFR + 1.81%), 08/15/2039 (b)	150,000	150,187
Great Wolf Trust, Series 2024-WOLF, Class A, 6.64% (1 mo. Term SOFR + 1.54%), 03/15/2039 (b)	150,000	149,719
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	150,000	147,416
Series 2023-SHIP, Class C, 5.69%, 09/10/2038 (b)(g)	150,000	149,544
Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (b)(g)	225,000	231,778
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (b)	83,556	82,765
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 10/25/2024) (b)(g)	49,352	45,869
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 07/25/2030) (b)(g)	48,958	44,944
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 10/25/2030) (b)(g)	96,275	88,516
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 10/25/2024) (b)(g)	8,638	8,246
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 02/25/2039) (b)(g)	97,229	89,044
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 01/25/2032) (b)(g)	61,960	56,100
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2048) (b)(g)	172,590	151,009
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 10/25/2035) (b)(g)	78,186	77,328
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (b)(g)	250,000	253,997
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 02/25/2041) (b)(g)	200,000	129,003
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 10/25/2042) (b)(g)	59,361	52,702
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 01/25/2027) (g)	72,466	63,709
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 10/25/2024) (b)(g)	651	645
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 06/25/2026) (b)(g)	5,085	4,874
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 04/25/2040) (b)(g)	200,000	150,451
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (b)	220,000	190,350
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034 (b)(g)	175,000	179,084
UBS-Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, 11/15/2052 (Callable 11/15/2029)	250,000	233,344
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 04/25/2039) (b)(g)(h)	85,826	76,526
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 10/15/2024) (g)	207,000	193,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,065,009)		4,761,339

ASSET-BACKED SECURITIES - 1.5%	Par	Value
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025) (b)	123,884	121,207

American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	63,315	61,172
Series 2016-1, 3.58%, 01/15/2028	5,575	5,367
Series 2016-2, 3.20%, 06/15/2028	25,428	24,107
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 04/15/2027)	150,000	153,885
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 06/15/2027)	300,000	301,112
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 10/25/2024) (b)(g)	203,390	164,055
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 10/18/2024) (b)	58,360	53,378
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	171,372	148,024
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 11/16/2026)	200,000	202,592
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 01/15/2027)	150,000	154,997
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 11/15/2026) (b)	100,000	100,765
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (b)	104,809	95,950
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 06/20/2036) (b)	174,120	146,365
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (b)	225,353	213,321
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (b)	66,830	57,974
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 12/15/2027) (b)	74,401	69,028
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 11/15/2027) (b)	65,255	61,119
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 08/15/2028) (b)	47,580	43,281
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033) (b)	164,245	168,106
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025) (b)	150,000	146,414
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 12/15/2026)	200,000	202,807
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 05/15/2029)	100,000	100,639
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (b)	143,743	134,519
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 07/15/2025) (b)	1,178	1,179
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 12/25/2025) (b)	23,047	22,827
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (b)	199,856	179,192
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (b)	164,454	146,569
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 06/15/2028)	100,000	100,520
TOTAL ASSET-BACKED SECURITIES (Cost $3,510,071)		3,380,471

COLLATERALIZED LOAN OBLIGATIONS - 1.4%	Par	Value
Apidos CLO, Series 2015-23A, Class AR, 6.78% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 10/15/2024) (b)	400,000	400,302
Benefit Street Partners CLO Ltd., Series 2019-19A, Class AR, 6.48% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025) (b)	250,000	250,188
Betony CLO 2, Series 2018-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.34%), 04/30/2031 (Callable 10/30/2024) (b)	168,849	168,968
Carlyle Global Market Strategies, Series 2021-1A, Class A1, 6.70% (3 mo. Term SOFR + 1.40%), 04/15/2034 (Callable 10/15/2024) (b)	250,000	250,175
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.96% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 10/15/2024) (b)	250,000	250,078
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.52% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 10/20/2024) (b)	250,000	250,232
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.65% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 10/22/2024) (b)	243,042	243,173
Octagon Investment Partners Ltd., Series 2020-3A, Class AR, 6.69% (3 mo. Term SOFR + 1.41%), 10/20/2034 (Callable 10/20/2024) (b)	400,000	400,818
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.53% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 11/14/2024) (b)	250,000	250,400
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 6.58% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 10/13/2024) (b)	370,361	370,585
Wind River CLO Ltd., Series 2018-2A, Class A1R, 6.50% (3 mo. Term SOFR + 1.20%), 07/15/2030 (Callable 01/15/2025) (b)	250,000	250,118

AB BSL CLO Ltd., Series 2023-4A, Class A, 7.28% (3 mo. Term SOFR + 2.00%), 04/20/2036 (Callable 04/20/2025) (b)	250,000	251,486
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,321,551)		3,336,523

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Australia - 0.1%
Centuria Industrial REIT	9,373	20,723
GPT Group	14,724	50,636
Stockland	5,207	18,920
		90,279

Canada - 0.3%
Boardwalk Real Estate Investment Trust	4,988	315,925
Canadian Apartment Properties REIT	300	12,198
First Capital Real Estate Investment Trust	4,331	60,044
Killam Apartment Real Estate Investment Trust	1,497	23,233
Primaris Real Estate Investment Trust	19,462	235,280
Slate Grocery REIT	4,287	44,567
		691,247

France - 0.1%
Covivio SA	1,713	104,098
Klepierre SA	2,712	88,928
		193,026

Hong Kong - 0.0%(c)
Link REIT	3,000	14,995

India - 0.0%(c)
Mindspace Business Parks REIT (b)	14,927	63,346

Japan - 0.2%
Activia Properties, Inc.	99	225,374
Global One Real Estate Investment Corp.	285	197,055
Ichigo Office REIT Investment Corp.	38	22,031
Japan Excellent, Inc.	77	65,363
NTT UD REIT Investment Corp.	47	37,518
		547,341

Malaysia - 0.1%
Pavilion Real Estate Investment Trust	355,800	124,393

Mexico - 0.0%(c)
Fibra Uno Administracion SAB de CV	73,500	85,594

Netherlands - 0.0%(c)
Eurocommercial Properties NV	729	20,213
Wereldhave NV	3,489	57,818
		78,031

Philippines - 0.1%
AREIT, Inc.	198,000	129,315

Singapore - 0.0%(c)
AIMS APAC REIT	20,400	20,968

South Africa - 0.0%(c)
Vukile Property Fund Ltd.	22,904	24,198

Thailand - 0.0%(c)
CPN Retail Growth Leasehold REIT	62,600	24,889

Turkey - 0.0%(c)
Torunlar Gayrimenkul Yatirim Ortakligi AS	18,873	27,954

United Kingdom - 0.2%
British Land Co. PLC	4,344	25,301
Custodian Property Income Reit PLC	22,851	26,092
Land Securities Group PLC	18,398	160,390
LondonMetric Property PLC	8,779	24,086
Tritax Big Box REIT PLC	48,474	103,203
		339,072
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,244,651)		2,454,648

PREFERRED STOCKS - 0.6%	Shares	Value
Brazil - 0.5%
Cia De Sanena Do Parana 0.00%,	47,300	51,835
Cia Energetica de Minas Gerais 0.00% (136109 + 0.00%),	256,370	538,840
Itau Unibanco Holding SA 0.00% (136112 + 0.00%),	67,621	450,459
		1,041,134

Colombia - 0.0%(c)
Bancolombia SA 0.00% (158348 + 0.00%),	2,997	23,642

Germany - 0.0%(c)
Draegerwerk AG & Co. KGaA 0.00%,	350	18,226
FUCHS SE 0.00%,	1,025	49,781
Schaeffler AG 0.00% (47298477 + 0.00%),	4,519	23,312
		91,319

Russia - –%(c)
Surgutneftegas PJSC 0.00%, (d)	270,800	0

South Korea - 0.1%
Kumho Petrochemical Co. Ltd. 0.00%,	400	21,167
Samsung Electronics Co. Ltd. 0.00%,	6,562	256,454
		277,621
TOTAL PREFERRED STOCKS (Cost $1,450,524)		1,433,716

U.S. TREASURY SECURITIES - 0.3%	Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024	26,400	26,272
0.25%, 10/31/2025	26,000	24,988
4.13%, 06/15/2026	53,700	54,061
0.88%, 09/30/2026	103,800	98,318
3.50%, 09/30/2026	133,000	132,626
1.25%, 11/30/2026	8,800	8,368
1.50%, 01/31/2027	8,300	7,911
2.75%, 04/30/2027	400	392
4.63%, 06/15/2027	2,000	2,054
3.25%, 06/30/2027	1,100	1,091
3.50%, 09/30/2029	114,000	113,595
1.63%, 05/15/2031	126,700	111,694
2.75%, 08/15/2032	8,100	7,570
4.13%, 11/15/2032	62,200	63,988
3.88%, 08/15/2034	94,000	94,646
TOTAL U.S. TREASURY SECURITIES (Cost $766,755)		747,574

TOTAL INVESTMENTS - 92.6% (Cost $171,868,726)		213,472,397
Money Market Deposit Account - 4.4% (i)(j)		10,215,713
Other Assets in Excess of Liabilities - 3.0%		6,893,562
TOTAL NET ASSETS - 100.0%		$230,581,672

Percentages are stated as a percent of net assets.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
KGaA - Kommanditgesellschaft auf Aktien
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SOFR - Secured Overnight Financing Rate
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $13,897,024 or 6.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $156,993 which represented 0.1% of net assets.
(f)	Interest only security.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.74%.

(j)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $178,132 which represented 0.1% of net assets.

Wilshire International Equity Fund
Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	12/19/2024	$354,891	$(440)
U.S. Treasury 5 Year Note	5	12/31/2024	549,414	380
				$(60)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(5)	12/19/2024	$571,406	$51
U.S. Treasury 2 Year Notes	(56)	12/31/2024	11,661,563	(23,732)
U.S. Treasury Long Bonds	(7)	12/19/2024	869,312	4,196
U.S. Treasury Ultra Bonds	(2)	12/19/2024	266,188	1,967
				$(17,518)
Net Unrealized Appreciation (Depreciation)				$(17,578)

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
September 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Total Return Index	Morgan Stanley	Receive	EFFR + 0.13%	Monthly	01/31/2025	$30,941,380	$4,832,302
MSCI Emerging Markets Total Return Index	Goldman Sachs	Receive	EFFR + 0.21%	At Maturity	01/31/2025	12,749,981	1,763,292
Net Unrealized Appreciation (Depreciation)							$6,595,594

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.

EFFR - Effective Federal Funds Rate

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Wilshire International Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$36,209,005	$146,405,451	$–	(a)	$182,614,456
Open End Funds	7,596,217	–	–		7,596,217
Corporate Bonds	–	7,147,453	–		7,147,453
Collateralized Mortgage Obligations	–	4,761,339	–		4,761,339
Asset-Backed Securities	–	3,380,471	–		3,380,471
Collateralized Loan Obligations	–	3,336,523	–		3,336,523
Real Estate Investment Trusts	776,841	1,677,807	–		2,454,648
Preferred Stocks	1,064,775	368,941	–	(a)	1,433,716
U.S. Treasury Securities	–	747,574	–		747,574
Total Investments	$45,646,840	$167,825,559	$–	(a)	$213,472,399

Other Financial Instruments*:
Total Return Swaps	-	6,595,594	–		6,595,594
Futures Contracts	6,594	–	–		6,594
Total Other Financial Instruments	$6,594	$6,595,594	$–		$6,602,188

Liabilities:
Other Financial Instruments*:
Futures Contracts	(24,172)	–	–		(24,172)
Total Other Financial Instruments	$(24,172)	$–	$–		$(24,172)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.